Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements
Fair Value Measurements

(16)  Fair Value Measurements

The following table presents the carrying value and estimated fair value of the Company’s financial instruments at December 31, 2011 and 2010.  The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in a transaction between market participants at the measurement date.

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Investment in marketable securities, net	$30,385	$30,385	$34,230	$34,230
Notes receivable	$—	$—	$8,290	$8,245
Financial liabilities:
Mortgages and notes payable	$2,926,218	$3,109,577	$3,602,890	$3,628,042
Secured credit facility	$555,000	$555,000	$154,347	$154,347
Other financings	$8,477	$8,477	$8,477	$8,477
Co-venture obligation	$52,431	$55,000	$51,264	$55,000
Derivative liability	$2,891	$2,891	$2,967	$2,967

The carrying values shown in the table are included in the consolidated balance sheets under the indicated captions, except for notes receivable and derivative liability, which are included in “Accounts and notes receivable” and “Other liabilities,” respectively.

The fair value of the financial instruments shown in the above table as of December 31, 2011 and 2010 represent the Company’s best estimates of the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in a transaction between market participants at that date.  Those fair value measurements maximize the use of observable inputs.  However, in situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects the Company’s own judgments about the assumptions that market participants would use in pricing the asset or liability.  Those judgments are developed by the Company based on the best information available in those circumstances.

GAAP specifies a hierarchy of valuation techniques based upon whether the inputs to those valuation techniques reflect assumptions other market participants would use based upon market data obtained from independent sources (observable inputs).  The fair value hierarchy is summarized as follows:

•                  Level 1 Inputs — Unadjusted quoted market prices for identical assets and liabilities in an active market which the Company has the ability to access.

•                  Level 2 Inputs — Inputs, other than quoted prices in active markets, which are observable either directly or indirectly.

•                  Level 3 Inputs — Inputs based on prices or valuation techniques that are both unobservable and significant to the overall fair value measurements.

The guidance requires the use of observable market data, when available, in making fair value measurements.  When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement.

Recurring Fair Value Measurements

The following table presents the Company’s financial instruments, which are measured at fair value on a recurring basis, by the level in the fair value hierarchy within which those measurements fall as of December 31, 2011 and 2010.  Methods and assumptions used to estimate the fair value of these instruments are described after the table.

	Level 1	Level 2	Level 3	Total
December 31, 2011
Investment in marketable securities	$30,385	—	—	$30,385
Derivative liability, net	$—	2,891	—	$2,891

December 31, 2010
Investment in marketable securities	$34,230	—	—	$34,230
Derivative liability, net	$—	2,967	—	$2,967

Investment in marketable securities, net: Marketable securities classified as available-for-sale are measured using quoted market prices at the reporting date multiplied by the quantity held.

Derivative liability: The fair value of the derivative liability is determined using a discounted cash flow analysis on the expected future cash flows of each derivative. This analysis utilizes observable market data including forward yield curves and implied volatilities to determine the market’s expectation of the future cash flows of the variable component. The fixed and variable components of the derivative are then discounted using calculated discount factors developed based on the LIBOR swap rate and are netted to arrive at a single valuation for the period.  The Company also incorporates credit valuation adjustments to appropriately reflect both its own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements.  Although the Company has determined that the majority of the inputs used to value its derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with its derivatives utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by itself and its counterparties.  However, as of December 31, 2011 and 2010, the Company has assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and has determined that the credit valuation adjustments are not significant to the overall valuation.  As a result, the Company has determined that its derivative valuations in their entirety are classified within Level 2 of the fair value hierarchy.  In adjusting the fair value of its derivative contracts for the effect of nonperformance risk, the Company has considered any applicable credit enhancements.  The Company’s derivative instruments are further described in Note 9.

Non-Recurring Fair Value Measurements

During the year ended December 31, 2011, the Company recorded asset impairment charges of $39,981 related to two of its consolidated operating properties and two consolidated properties which were sold during 2011.  The combined estimated fair value of the properties which were impaired during the year ended December 31, 2011 was $37,466.  During the year ended December 31, 2010, the Company recorded asset impairment charges of $23,057 related to one of its consolidated operating properties, three consolidated operating properties that were partially sold to the RioCan joint venture and three consolidated operating properties that were sold to unaffiliated third parties.  The combined estimated fair value of these properties was $72,696.  During the year ended December 31, 2009, the Company recorded asset impairment charges of $64,700 related to four of its consolidated operating properties and seven consolidated operating properties that were sold.  The combined estimated fair value of these properties was $208,335.

The Company’s estimated fair value, measured on a non-recurring basis, relating to these impairment assessments was based upon discounted cash flow models that included all projected cash inflows and outflows over a specific holding period, or the negotiated sales price, if applicable.  Such projected cash flows are comprised of unobservable inputs which include contractual rental revenues and forecasted rental revenues and expenses based upon market conditions and expectations for growth.  Capitalization rates and discount rates utilized in these models were based upon observable rates that the Company believed to be within a reasonable range of current market rates for each property analyzed.  Based upon these inputs, the Company determined that its valuations of properties using a discounted cash flow model was classified within Level 3 of the fair value hierarchy.  For the Company’s properties for which the estimated fair value was based on estimated sales prices, the Company determined that its valuation was classified within Level 2 of the fair value hierarchy.

Fair Value Disclosures

The following table presents the Company’s financial assets and liabilities, which are measured at fair value for disclosure purposes, by the level in the fair value hierarchy within which they fall as of December 31, 2011 and 2010.  Methods and assumptions used to estimate the fair value of these instruments are described after the table.

	Level 1	Level 2	Level 3	Total
December 31, 2011
Mortgages and notes payable	$—	—	3,109,577	$3,109,577
Secured credit facility	$—	—	555,000	$555,000
Other financings	$—	—	8,477	$8,477
Co-venture obligation	$—	—	55,000	$55,000

December 31, 2010
Notes receivable	$—	—	8,245	$8,245
Mortgages and notes payable	$—	—	3,628,042	$3,628,042
Secured credit facility	$—	—	154,347	$154,347
Other financings	$—	—	8,477	$8,477
Co-venture obligation	$—	—	55,000	$55,000

Notes receivable: The Company estimates the fair value of its notes receivable by discounting the future cash flows of each instrument at rates that approximate those offered by lending institutions for loans with similar terms to companies with comparable risk.  The rates used are not directly observable in the marketplace and judgment is used in determining the appropriate rate based upon the specific terms of the individual notes receivable agreement.

Mortgages and notes payable: The Company estimates the fair value of its mortgages and notes payable by discounting the future cash flows of each instrument at rates currently offered to the Company for similar debt instruments of comparable maturities by the Company’s lenders.  The rates used are not directly observable in the marketplace and judgment is used in determining the appropriate rate for each of the Company’s individual mortgages and notes payable based upon the specific terms of the agreement, including the term to maturity, the quality and nature of the underlying property and its leverage ratio.

Secured credit facility: The carrying value of the Company’s secured credit facility approximates fair value due to the periodic variable rate pricing and the loan pricing spreads based on the Company’s leverage ratio.

Other financings: Other financings on the consolidated balance sheets represent the equity interest of the noncontrolling member in certain consolidated entities where the LLC or LP agreement contains put/call arrangements, which grant the right to the outside owners and the Company to require each LLC or LP to redeem the ownership interest in future periods for fixed amounts.  The Company believes the fair value of other financings is that amount which is the fixed amount at which it would settle, which approximates its carrying value.

Co-venture obligation: The Company estimates the fair value of its co-venture obligation based on the amount at which it believes the obligation will settle and the timing of such payment.  The fair value of the co-venture obligation includes the estimated additional amount the Company would be required to pay upon exercise of the call option.  The carrying value of the co-venture obligation as of December 31, 2011 includes $2,431 of cumulative co-venture obligation expense accretion related to the estimated additional distribution.

There were no transfers of assets or liabilities between the levels of the fair value hierarchy and there were no purchases, sales, issuances or settlements of Level 3 assets or liabilities during the year ended December 31, 2011.